Consolidated statements of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income (loss) for the year	$ 11,995	$ (13,694)	$ (52,419)
Items that may be reclassified subsequently to profit or loss:
Foreign cumulative conversion adjustment	(406)	(613)	(525)
Other comprehensive loss for the year, net of taxes	(406)	(613)	(525)
Total comprehensive income (loss) for the year	11,589	(14,307)	(52,944)
Attributable to controlling shareholders	11,599	(14,319)	(52,947)
Non-controlling interest	$ (10)	$ 12	$ 3